THE MARSICO INVESTMENT FUND

Marsico Emerging Markets Fund

Supplement dated April 20, 2012
(to the Prospectus and Statement of Additional Information ("SAI") dated January 31, 2012)

Effective April 18, 2012, Charles Wilson no longer serves as co-manager of the Marsico Emerging Markets Fund.  Munish Malhotra, CFA, and Joshua Rubin, who currently serve as co-managers of the Marsico Emerging Markets Fund, will continue to serve in that capacity.

Accordingly, all references to Mr. Wilson in the Prospectus and the SAI are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE